Goodwill - Schedule of Changes in Carrying Amount of Goodwill (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Goodwill And Intangible Assets Disclosure [Abstract]
Beginning balance	¥ 1,152,913,000	¥ 346,972,000
Acquisition of subsidiaries and schools	90,904,000	805,941,000
Ending balance	1,243,817,000	1,152,913,000	¥ 346,972,000
Goodwill impairment loss	0	0	¥ 0
Goodwill	¥ 1,243,817,000	¥ 1,152,913,000		$ 180,906